Other non-operating expense (income) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Non Operating Expense [Abstract]
Restructuring charges	$ 122	$ 128	$ 4,519
Impairment of intangible assets	0	597	0
Income from investor arrangements	(4,000)	0	0
Other	647	197	712
Other non-operating expense	$ (3,231)	$ 922	$ 5,231